As filed with the Securities and Exchange Commission on September 9, 2016

Securities Act Registration No.  333-163981

Investment Company Registration File No.  811-22356

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☒

Pre-Effective Amendment No.

☐

Post-Effective Amendment No. [19]

☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT ACT OF 1940

☒

Amendment No. [19]

☒

ARCHER INVESTMENT SERIES TRUST

(Exact name of Registrant as Specified in Charter)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

 (Address of Principal Executive Offices) (Zip Code)

(800) 238-7701

(Registrant’s Telephone Number, including area code)

Copies to:

Archer Investment Corporation 9000 Keystone Crossing, Suite 630 Indianapolis, IN 46240 (317) 581-5664	Law Office of C. Richard Ropka, LLC 215 Fries Mill Road Turnersville, NJ 08012 (856) 374-1744
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement and thereafter from day to day.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on September 1, 2016 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Indianapolis and the State of Indiana on September 9, 2016.

ARCHER INVESTMENT SERIES TRUST

By: /s/ Troy C. Patton

Troy C. Patton, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature

Title

Date

By: /s/ Troy C. Patton

President/Trustee

September 9, 2016

Troy C. Patton

By: /s/ David Miller *

Trustee

September 9, 2016

David Miller

By: /s/ Donald Orzeske *

Trustee

September 9, 2016

Donald Orzeske

By: /s/ Umberto Anastasi *

Treasurer

September 9, 2016

Umberto Anastasi

* By: /s/ Troy C. Patton

Troy C. Patton, Attorney in Fact.

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase